Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Energy Purchase And Transportation Contracts [Member]
IfrsStatementLineItems [Line Items]
Commitments	R$ 102,523,854	R$ 108,768,267
Acquisition Of Assets For Electricity Distribution [Member]
IfrsStatementLineItems [Line Items]
Commitments	R$ 1,741,146	R$ 1,187,336